Convertible Loan (Tables)	9 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of convertible loan [Table Text Block]
Balance, March 31, 2024	$3,554
Principal payment	(3,000)
Interest payment	(337)
Accretion and interest	1,654
Balance, March 31, 2025	1,871
Principal payment	(2,333)
Interest payment	(94)
Accretion and interest	556
Balance, December 31, 2025	-

Balance, March 31, 2024	$120
Reclassification to equity	(120)
Balance, March 31, 2025, and December 31, 2025	$-